12. OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Other Current Financial Assets
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2017	2016
Security deposits	$2,275	$2,548
Derivative assets (Note 27)	162	—
Other current financial assets	$2,437	$2,548